Costs and expenses by nature - Selling and administrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs and expenses by nature
Personnel	$ 212	$ 234	$ 209
Services	92	77	72
Depreciation and amortization	62	91	120
Others	157	129	106
Selling and administrative expenses	$ 523	$ 531	$ 507